Long-Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt

8. Long-Term Debt

Long-term debt consists of the following financing arrangements. As of December 31, 2025 and 2024, the following amounts were outstanding under the Company’s financing arrangements:

		As of December 31, 2025	As of December 31, 2024	Rate of interest
	Credit facilities
(i)	Issued in January 2024 maturing in December 2030 (the “2024 - LNG/C Axios II credit facility”)	170,000	180,000	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aktoras credit facility”)	220,500	233,500	Margin + SOFR
(iii)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aristidis I credit facility”)	143,375	151,125	Margin + SOFR
(iv)	Issued in September 2025 maturing in December 2037 (the Tranche A of the “2025 - LCO2 - HMG/Cs Active, Alkimos credit facility”)	44,454	—	Margin + SOFR
	Sale and lease back agreements
(v)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	112,028	118,216	Margin + SOFR
(vi)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	107,311	113,210	Margin + SOFR
(vii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	117,817	124,376	Fixed rate
(viii)	Issued in December 2022 maturing in January 2031(the “2022 Jolco”)	96,062	100,273	($63,662: Margin + SOFR, $32,400: Fixed rate)
(ix)	Issued in February 2023 maturing in February 2033(the “2023 CMBFL - LNG/C”)	159,937	168,687	Margin + SOFR
(x)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	152,107	174,212	Margin + SOFR
(xi)	Issued in May 2024 maturing in May 2032 (the “2023 - LNG/C Assos Jolco”)	226,811	236,079	($185,411: Margin + SOFR, $41,400: Fixed rate)
(xii)	Issued in July 2024 maturing in July 2032 (the “2024 - LNG/C Apostolos Jolco”)	226,590	235,870	($185,190: Margin + SOFR, $41,400: Fixed rate)
(xiii)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Attalos”)	149,851	158,780	Margin + SOFR
(xiv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Asklipios”)	149,851	158,780	Margin + SOFR
	Unsecured Bonds
(xv)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	175,911	156,136	Fixed rate
(xvi)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	117,275	104,091	Fixed rate
	Total long-term debt	2,369,880	2,413,335
	Less: Deferred financing costs	15,543	18,252
	Total long-term debt, net	2,354,337	2,395,083
	Less: Current portion of long-term debt	124,779	120,869
	Add: Current portion of deferred financing costs	2,635	3,743
	Long-term debt, net	2,232,193	2,277,957

8. Long-Term Debt - Continued

Changes in the financing arrangements for the years 2025 and 2024 are as follows:

For the year 2025

On September 30, 2025, the vessel-owning companies of two LCO2 – HMG/Cs under construction (Note 1, 6B), entered into a new credit facility, the “2025 – LCO2 – HMG/Cs Active, Alkimos credit facility”. The Company is acting as a parent guarantor. On December 30, 2025 the Company drew down the amount of $44,454 as part of the Tranche A of the loan. On January 5, 2026, upon the delivery of the LCO2 – HMG/Cs Active (Note 18), the Company drew down the remaining amount of the Tranche A of $4,410.

The following table presents an analysis of the main terms of the credit facility:

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Balloon	Balloon if long-term employment secured	Duration in years	Purpose
LCO2 – HMG/C Active LCO2 – HMG/C Alkimos	$101,702	$117,349	$1,338	$1,544	$37,469	$43,234	12	partially financing the delivery from the shipyard

On August 13, 2025, the vessel-owning companies of six MG/Cs currently under construction (Note 1, 6B), entered into six separate sale and lease back agreements with subsidiaries of the CMB Financial Leasing Co., Ltd (“CMBFL”), the “2025 CMBFL - MG/C”. The Company is acting as a parent guarantor. The following table presents an analysis of the main terms of the sale and leaseback agreements:

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Purchase Obligation	Purchase Obligation if long-term employment secured	Duration in years	Purpose
MG/C Aristogenis	$54,670	$66,385	$683	$830	$35,536	$43,150	7	partially financing the delivery from the shipyard
MG/C Aridaios	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Aratos	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Agenor	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Andrianos	45,726	55,525	572	694	29,722	36,091	7	partially financing the delivery from the shipyard
MG/C Anios	45,726	55,525	572	694	29,722	36,091	7	partially financing the delivery from the shipyard

On June 26, 2025, the vessel-owning companies of two LCO2 – HMG/Cs currently under construction (Note 1, 6B), entered into a new credit facility, the “2025 - LCO2 – HMG/C Amadeus, Athenian credit facility”. The Company is acting as a parent guarantor. The following table presents an analysis of the main terms of the credit facility:

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Balloon	Balloon if long-term employment secured	Duration in years	Purpose
LCO2 – HMG/C Amadeus LCO2 – HMG/C Athenian	$101,702	$117,349	$1,271	$1,467	$76,277	$88,011	5	partially financing the delivery from the shipyard

8.       Long-Term Debt - Continued

For the year 2024

“2024 Bocomm - LNG/C Asklipios” and “2024 Bocomm - LNG/C Attalos”

On August 23, 2024, the Company entered into two separate sale and lease back agreements with subsidiaries of the Bank of Communications Financial Leasing Co., Ltd (“Bocomm”) for the LNG/C Asklipios and the LNG/C Attalos, the “2024 Bocomm - LNG/C Asklipios” and the “2024 Bocomm - LNG/C Attalos”, respectively, for an amount of $162,500 each with the purpose of refinancing the then outstanding balance of both vessels of $250,365 under the sale and lease back arrangements that the companies owning the vessels had entered into with CMB Financial Leasing Co., Ltd (“CMBFL”) in 2021. The new sale and lease back agreements have remaining duration, starting from August 29, 2024, when the refinancing took place, of seven years.

“2024 - LNG/C Aristidis I credit facility”

On June 25, 2024, the vessel-owning company of the LNG/C Aristidis I entered into a new credit facility, the “2024 - LNG/C Aristidis I credit facility”, of up to $155,000, mainly for the full repayment of the then outstanding balance of $99,403 of the 2021 credit facility. The Company is acting as a parent guarantor. The Company drew down the full amount of the facility on June 26, 2024. The facility has a duration of seven years.

“2024 - LNG/C Apostolos Jolco”

On June 25, 2024, the vessel-owning company of the LNG/C Apostolos entered into a new sale and lease back agreement, the “2024 - LNG/C Apostolos Jolco”, of up to $240,000, for the purpose of full repayment of the 2024 - LNG/C Apostolos credit facility. On July 16, 2024, the Company drew down the full amount of 2024-LNG/C Apostolos Jolco. The sale and lease back agreement has a duration of eight years.

“2024 - LNG/C Apostolos credit facility”

On June 20, 2024, the vessel-owning company of the LNG/C Apostolos entered into a new credit facility, the “2024 - LNG/C Apostolos credit facility”, of up to $192,000, for the purpose of partially financing the construction of the vessel (Note 6). During June 2024 the Company drew down the full amount of the facility. The facility was fully repaid on July 16, 2024, through the 2024 - LNG/C Apostolos Jolco.

“2024 - LNG/C Aktoras credit facility”

On May 31, 2024, the vessel-owning company of the LNG/C Aktoras entered into a new credit facility, the “2024 - LNG/C Aktoras credit facility”, of up to $240,000, for the purpose of partially financing the construction of the vessel (Note 6). The Company is acting as a parent guarantor. During June 2024, the Company drew down the full amount of the facility. The facility has a duration of seven years.

“2021 Bocomm”

On May 14, 2024, the Company agreed with Bocomm to amend certain of the terms included in two separate sale and lease back agreements that the companies owning the vessels LNG/C Aristos I and the LNG/C Aristarchos had entered into with Bocomm in 2021. Specifically, effective from May 2024, the Company agreed to reduce the interest paid on the outstanding amount and extended the maturity for both facilities by two years.

 “2023 - LNG/C Assos Jolco”

On December 22, 2023, the Company entered into a new sale and lease back agreement of up to $240,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos (Note 6A). The full amount of the sale and lease back agreement was drawn in May 2024. The 2023 LNG/C Assos Jolco, has a duration of eight years.

 “2024 - LNG/C Axios II credit facility”

On December 20, 2023, the vessel-owning company of the LNG/C Axios II entered into a new credit facility, the “2024 - LNG/C Axios II credit facility”, of up to $190,000, for the purpose of partially financing the construction of the vessel (Note 6A). The Company is acting as a parent guarantor. The Company drew down the full amount of the facility on January 2, 2024, upon the completion of the acquisition of the vessel from CMTC. The facility has a duration of seven years.

8. Long-Term Debt – Continued

For the year 2024 - Continued

“Umbrella Seller’s Credit”

On December 21, 2023, upon entering the Umbrella Agreement the Company entered into an unsecured seller’s credit agreement with CMTC, the “Umbrella Seller’s Credit” in an amount of up to $220,000 in order to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction (Note 5). The Umbrella Seller’s Credit provides for interest at a rate of 7.5% per annum and has a maturity date of June 30, 2027. On January 2, 2024, upon the delivery of the LNG/C Axios II, the Company utilized a portion of $92,600. On February 28, March 11 and April 24, 2024, after the deliveries of the M/V Long Beach Express, the M/V Akadimos and the M/V Athenian, to their new owners (Note 3), the Company repaid the amounts of $12,789, $39,973 and $39,838, respectively, leaving the remaining unutilized amount at $127,400. Following the sales of the M/V Athenian and the M/V Athos (April 22, 2024), the M/V Seattle Express (April 26, 2024), the M/V Aristomenis (May 3, 2024) and the M/V Fos Express (May 3, 2024), the unutilized amount was reduced by $85,236 at $42,164. On June 5 and June 28, 2024, upon the deliveries of the LNG/C Aktoras and the LNG/C Apostolos, the Company utilized the remaining portion of $39,900 and $2,264, respectively. On November 26, 2024, after the delivery of the M/V Hyundai Premium, to its new owner (Note 3), the Company fully repaid the amount of $42,164.

All the Company’s sale and leaseback agreements were classified as financing arrangements since the existence of various purchase options retained by the Company commencing from the first-year anniversary and including either an obligation or an option to acquire each vessel at expiration at a predetermined price, precludes the transfer of control over the vessels.

During the year ended December 31, 2025, the Company repaid the amount of $120,868, in line with the amortization schedule of its financing arrangements.

During the year ended December 31, 2024, the Company prepaid the amount of $676,532 as a result of the refinancing of the outstanding indebtedness of the LNG/C Aristidis I, the LNG/C Attalos, the LNG/C Asklipios and the LNG/C Apostolos and the repayment in full of the Umbrella Seller’s Credit and repaid the amount of $104,378, in line with the amortization schedule of its financing arrangements.

The Company’s credit facilities and sale and lease back agreements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Company adjusted for the market value of the fleet not exceed 0.75:1. A number of the Company’s financing agreements require that the Company maintains a minimum fair value of the collateral for each financing arrangement, so that the aggregate fair value of the vessels collateralizing the financing arrangement is at least between 110% and 120% — depending on the financing arrangement — of the aggregate principal amount outstanding under such financing arrangement. Also, the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. In addition, the 2022 and 2021 Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Company adjusted for the market value of the fleet not exceed 0.75:1. In addition, the 2022 and 2021 Bonds require that:

•	the Company maintain a pledged Debt Service Reserve Account (“DSRA”) with a minimum balance €100,000;
•	the Company deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time; and
•	if the Company’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding).

As of December 31, 2025 and 2024 the Company was in compliance with all financial covenants.

The Company’s credit facilities and sale and lease back agreements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2025, the Company had maximum undrawn amount under its financing arrangements of $566,834.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded interest expense of $99,081, $121,015 and $82,344 net of capitalized interest of $24,972, $19,077 and $269 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income.

For the years ended December 31, 2025, 2024 and 2023, the weighted average interest on the Company’s long-term debt was 5.1%, 6.5% and 6.2% respectively.

8. Long-Term Debt – Continued

As of December 31, 2025, the required annual payments to be made subsequently to December 31, 2025, are as follows:

For the year ending December 31,	Amount
2026	$124,779
2027	108,980
2028	110,809
2029	313,803
2030	310,093
Thereafter	1,401,416
Total	$2,369,880